Stock Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Stock Compensation

Note 12 - Stock Compensation

Option awards are generally granted with an exercise price equal to the market price of the Company’s ordinary shares at the date of grant; those options generally vest based on three years of continuous service and have ten-year contractual terms. Certain option and share awards provide for accelerated vesting if there is a change in control, as defined in the plans.

The fair value of each option award is estimated on the date of grant using a Black Scholes option-pricing model. The Company uses historical option exercise and termination data to estimate the term the options are expected to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is calculated using historical dividend amounts and the stock price at the option issue date. The expected volatility is determined using the volatility of peer companies. The Company’s underlying stock has been publicly traded since the date of the MTS Merger. Subsequent to the MTS Merger, option grants made under the SharpLink Inc. 2021 Plan utilized the publicly traded stock price of the Company on the day of the option award. All option grants made under the SharpLink, Inc. 2020 Stock Incentive Plan were prior to the MTS Merger. The underlying SharpLink, Inc. stock under that plan was not publicly traded but was estimated on the date of the grants using valuation methods that consider valuations from recent equity financings as well as future planned transactions. All option grants made under the SportsHub Games Network Inc. 2018 Incentive Plan were prior to the SportsHub Acquisition. The underlying SportsHub stock under that plan was not publicly traded but was estimated on the date of the grants using valuation methods that consider valuations from recent equity financings as well as future planned transactions.

The fair value of each stock option grant is estimated on the date of grant using the Black Scholes option pricing model with the following assumptions:

June 30, 2023

Expected volatility	53.6-54.6%
Expected dividends	0.0%
Expected term (years)	5.6 – 5.9
Risk-free rate	3.4 - 4.1%
Fair value of ordinary shares on grant date	$1.70 – $3.44

The summary of activity under the plans as of June 30, 2023, and change during the six months ended June 30, 2023 is as follows:

		Weighted	Weighted average
		average	remaining	Aggregate
Options	Shares	exercise price	contractual term	intrinsic value
Outstanding as of December 31, 2022	288,912	1.14		7,750
Granted	169,309	5.23
Exercised	—	—
Forfeited	(7,111)	5.70
Expired	(889)	5.70
Outstanding as of June 30, 2023	450,221	4.97	9.1	7,450
Exercisable as of June 30, 2023	174,650	7.17	8.6	7,450

Unamortized stock compensation expense of $945,153 as of June 30, 2023, will be amortized through 2026 and has a weighted average recognition period of three years.

Note 12 – Stock Compensation

During 2020, SharpLink, Inc. approved and adopted the 2020 Stock Incentive Plan (the “2020 plan”), which permits the grant of stock options to its employees, directors and consultants for up to 40,000 shares of SharpLink, Inc. common stock. In connection with the MTS Merger, the Company adopted the 2021 Equity Incentive Plan (the “2021 plan”) and reserved 233,663 ordinary shares of the Company for issuance. The Company believes that awards under the 2020 and 2021 plans better align the interests of its employees with those of its stockholders. Option awards are generally granted with an exercise price equal to the market price of the Company’s stock at the date of grant; those options generally vest based on three years of continuous service and have ten-year contractual terms. Certain option and share awards provide for accelerated vesting if there is a change in control, as defined in the plan.

The Company granted 36,000 options under the 2020 plan for the year ended December 31, 2021. In connection with the MTS Merger, the outstanding options were adjusted by the Exchange Ratio of 13.352 pursuant to the Merger Agreement. The Company granted 249,350 and 131,200 options under the 2021 plan for the year ended December 31, 2022 and 2021, respectively. To provide for adequate shares to issue to these employees, certain executives forfeited an aggregate 114,000 options, 36,000 of which were vested. As a result, 78,000 options are deemed to have been forfeited and 36,000 options are deemed to have expired. In accordance with the provisions of ASC 718, all unrecognized stock compensation associated with these forfeited or expired options must be expensed immediately and resulted in the recognition of $1,655,506 in the second quarter of 2022 which would have otherwise been recognized over approximately the next 18 months. As of December 31, 2022, the Company has reserved 543,663 ordinary shares of the Company for issuance. The Company recognized stock compensation expense of $2,486,151 and $1,656,674 for the years ended December 31, 2022 and 2021, respectively.

The fair value of each option award is estimated on the date of grant using a Black Scholes option-pricing model. The Company uses historical option exercise and termination data to estimate the expected term the options are expected to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend yield is calculated using historical dividend amounts and the stock price at the option issue date. The expected volatility is determined using the volatility of peer companies. The Company’s underlying stock has been publicly traded since the date of the MTS Merger. All option grants during the year ended December 31, 2022 and 2021 were granted under the 2021 plan subsequent to the MTS Merger. All option grants made under the SharpLink, Inc. 2020 plan were prior to the MTS Merger. SharpLink, Inc.’s underlying stock was not publicly traded, but was estimated on the date of the grants using valuation methods that consider valuations from recent equity financings as well as future planned transactions.

Schedule of estimates the volatility

	2022	2021

Expected volatility	51.1 - 53.7%	51.0 - 51.8%
Expected dividends	0.0%	0.0%
Expected term (years)	5.5 - 6.0	5.5 - 6.0
Risk-free rate	1.44 - 4.24%	0.79 - 1.24%
Fair value of Ordinary Shares on grant date	$3.10 - $13.30	$10.50 - $32.90

The summary of activity under the plans as of December 31, 2022, and change during the year ended December 31, 2022 is as follows:

Options	Shares	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding as of December 31, 2021 [1]	178,356	$49.60	$-	-	$830,250
Granted [2]	249,650	$10.00	$0.52	-	$-
Exercised	-	$-	$-	-	$-
Forfeited	(100,780)	$54.60	$2.56	-	$-
Expired	(38,314)	$63.70	$-	-	$-

Outstanding as of December 31, 2022	288,912	$11.40	$-	9.3	$7,750
Exercisable as of December 31, 2022	86,672	$14.60	$-	8.7	$7,750

[1]	Equity structure was adjusted for all periods presented using the exchange ratio, 13.352, established in the Go-Public Merger Agreement with Mer Telemanagement Solutions Ltd. to reflect the number of shares of SharpLink, Inc. (the accounting acquiree) issued in the reverse acquisition. See Note 3 in the consolidated financial statements accompanying this Annual Report on Form 10-K for a discussion of the MTS Merger.

Unamortized stock compensation expense of $1,009,269, and $2,375,624, as of December 31, 2022 and 2021 will be amortized through 2025 for 2,022,403 of unvested stock options as of December 31, 2022.

The summary of activity under the plans as of December 31, 2021, and change during the year ended December 31, 2021 is as follows:

Options	Shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Outstanding as of December 31, 2020	48,066	$9.40	-	$
Granted	133,700	$62.10	-		$-
Exercised	(2,592)	$9.40	-		$-
Forfeited	(818)	$20.40	-		$-

Outstanding as of December 31, 2021	178,356	$49.60	9.4		$830,250
Exercisable as of December 31, 2021	65,829	$37.80	9.3		$571,099